Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AIM Sector Funds (Invesco Sector Funds)
Entity Central Index Key	0000725781
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000188943 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R6
Trading Symbol	IENSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R6)	$108	0.83%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 60.77%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R6)	60.77%	25.65%	7.35%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000023157 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R5
Trading Symbol	IENIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class R5)	$117	0.90%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 60.62%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R5)	60.62%	25.57%	7.35%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000000341 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Investor Class
Trading Symbol	FSTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Investor Class)	$159	1.22%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 60.12%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Investor Class)	60.12%	25.12%	6.90%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000071330 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class Y
Trading Symbol	IENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class Y)	$126	0.97%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 60.53%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class Y)	60.53%	25.45%	7.17%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000265795 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class R
Trading Symbol	IEFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Energy Fund (Class R)	$175	1.47%
▼	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 175	[1]
Expense Ratio, Percent	1.47%	[2]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 59.67%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class R)	59.67%	24.82%	6.63%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000000339 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class C
Trading Symbol	IEFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class C)	$255	1.97%

Expenses Paid, Amount	$ 255
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 58.93%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class C) —including sales charge	57.93%	24.20%	6.27%
Invesco Energy Fund (Class C) —excluding sales charge	58.93%	24.20%	6.27%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000000337 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Energy Fund
Class Name	Class A
Trading Symbol	IENAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Energy Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Energy Fund (Class A)	$159	1.22%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and ongoing uncertainty around inflation and the policy outlook. Energy markets were particularly impacted by supply‑side dynamics, including OPEC+ production discipline and heightened risks around key global supply routes such as the Strait of Hormuz, a critical chokepoint for global oil flows. Concerns around potential disruptions through the Strait of Hormuz created supply‑chain bottlenecks and ripple effects across global energy markets, leading to higher oil prices and increased volatility. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 and equities reaching new highs. While overall market strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, oil and gas equities benefited from strong free cash flow generation, capital discipline and shareholder returns, supported by resilient global demand and constrained supply.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 60.13%. For the same time period, the MSCI World Energy Index (Net) (the “Benchmark”) returned 55.28%. The Fund outperformed the Benchmark due to being overweight in energy equipment and services and underweight in oil and gas drilling, while cash was the largest drag on returns.
What contributed to performance?
Overweight allocation to energy equipment and services | The largest relative contributor versus the Benchmark was the overweight allocation to energy equipment and services. Noble Corp. PLC, Tenaris S.A., Suncor Energy, Inc. and Albemarle Corp. were key relative contributors. Suncor Energy's performance was supported by firm commodity pricing, disciplined capital spending and improving free cash flow generation.
Underweight allocation to and stock selection in oil and gas storage and transportation | Relative contribution to returns came mostly from what was not owned in the Fund like Enbridge Inc., ONEOK, Inc. and The Williams Cos., Inc.
Absolute contributors | Exxon Mobil Corp., Suncor Energy, Inc. and Chevron Corp. were the top absolute contributors.
What detracted from performance?
Cash allocation | Although cash averaged less than 2% for the period, the allocation was the largest relative detractor, which is expected in a strong equity market.
Stock selection in oil and gas refining and marketing | Stock selection in oil and gas refining and marketing was a relative detractor. Some of the key relative detractors were holdings such as Expand Energy Corp. and Shell PLC, ADR. Also, names that were not owned like Valero Energy Corp., Cameco Corp., Eni US Inc. and Cenovus Energy Inc. hurt relative returns.
Absolute detractors | Atlas Energy Solutions Inc. and Expand Energy Corp. were the only absolute detractors from returns. We exited our position in Atlas Energy Solutions during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Energy Fund (Class A) —including sales charge	51.32%	23.72%	6.30%
Invesco Energy Fund (Class A) —excluding sales charge	60.13%	25.14%	6.90%
MSCI World Energy Index (Net)	55.28%	21.76%	9.37%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 614,890,276
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 3,357,998
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$614,890,276
Total number of portfolio holdings	30
Total advisory fees paid	$3,357,998
Portfolio turnover rate	28%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Exxon Mobil Corp.	11.06%
Chevron Corp.	6.97%
Shell PLC, ADR	6.76%
Suncor Energy, Inc.	6.58%
Devon Energy Corp.	5.97%
Occidental Petroleum Corp.	5.86%
ConocoPhillips	5.08%
Canadian Natural Resources Ltd.	4.90%
Tenaris S.A.	4.85%
TotalEnergies SE	4.31%
* Excluding money market fund holdings, if any.

C000000361 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class A
Trading Symbol	ITYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class A)	$135	1.00%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 69.59%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class A) —including sales charge	60.20%	12.05%	18.63%
Invesco Technology Fund (Class A) —excluding sales charge	69.59%	13.32%	19.30%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000363 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class C
Trading Symbol	ITHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class C)	$235	1.75%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 68.35%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class C) —including sales charge	67.30%	12.48%	18.58%
Invesco Technology Fund (Class C) —excluding sales charge	68.35%	12.48%	18.58%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000265796 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R
Trading Symbol	ITYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment▼	Costs paid as a percentage of a $10,000 investment*
Invesco Technology Fund (Class R)	$141	1.25%
▼	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
*	Annualized.

Expenses Paid, Amount	$ 141	[3]
Expense Ratio, Percent	1.25%	[4]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 69.07%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R)	69.07%	13.03%	19.00%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000071334 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class Y
Trading Symbol	ITYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class Y)	$101	0.75%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 70.04%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class Y)	70.04%	13.60%	19.60%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000000365 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Investor Class
Trading Symbol	FTCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Investor Class)	$121	0.90%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 69.76%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Investor Class)	69.76%	13.44%	19.42%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000023158 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R5
Trading Symbol	FTPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R5)	$97	0.72%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 70.07%. For the same time period, the S&P North American Sector Technology Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R5)	70.07%	13.66%	19.72%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000188945 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Technology Fund
Class Name	Class R6
Trading Symbol	FTPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Technology Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Technology Fund (Class R6)	$88	0.65%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets delivered strong gains and reached new record highs, driven by solid corporate earnings and renewed investor enthusiasm for artificial intelligence (AI) and growth‑oriented sectors, despite periods of geopolitical and inflation‑related volatility.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 70.21%. For the same time period, the S&P North American Technology Sector Index (the “Benchmark”) returned 57.75%. The Fund outperformed the Benchmark primarily due to stock selection in the information technology (IT) sector. Within IT, our underweight allocation to the software industry and stock selection in the electronic equipment instruments & components and communications equipment industries was accretive. These results were partially offset by weaker stock selection in the communication services sector.
What contributed to performance?
NVIDIA Corp. | Semiconductor maker NVIDIA's leadership in AI hardware strengthened into early 2026 as Blackwell Graphic Processing Units moved into full-scale production, accelerating deployments across major hyperscalers. Record earnings and strong demand visibility reinforced NVIDIA’s leadership in AI infrastructure.
Lumentum Holdings Inc. | Lumentum is a leading supplier of lasers to the AI ecosystem. The stock rallied due to strong demand for its products in hyperscale and AI data centers, alongside favorable investment sentiment toward AI infrastructure stocks.
Broadcom, Inc. | Broadcom saw robust demand for its custom AI chips and networking solutions. Strategic partnerships and strong execution in its semiconductor segment led to record revenues and positive investor sentiment tied to Broadcom's AI roadmap.
What detracted from performance?
Zscaler, Inc. | Zscaler, a cloud cybersecurity provider, faced pressure as competition intensified in secure access networking and investor sensitivity to AI-related disruption across the software industry heightened. The stock also pulled back due to conservative full-year guidance reported late in the fourth quarter of 2025. We exited our position during the period.
Robinhood Markets, Inc. | Robinhood Markets, a retail trading platform, declined as the price of bitcoin pulled back late in the fourth quarter of 2025. As a result, crypto trading activity on the platform slowed. We exited our position during the period.
Snowflake Inc. | Snowflake, a cloud data platform provider, declined as slowing product revenue growth, cautious guidance and intensifying competition weighed on investor sentiment. We exited our position during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Technology Fund (Class R6)	70.21%	13.74%	19.72%
S&P North American Technology Sector Index	57.75%	18.27%	24.20%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 2,552,063,143
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 12,016,626
Investment Company Portfolio Turnover	159.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$2,552,063,143
Total number of portfolio holdings	47
Total advisory fees paid	$12,016,626
Portfolio turnover rate	159%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NVIDIA Corp.	11.61%
Broadcom, Inc.	6.06%
Alphabet, Inc., Class A	6.02%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.50%
Arista Networks, Inc.	3.80%
Amazon.com, Inc.	3.64%
Lam Research Corp.	3.42%
Texas Instruments, Inc.	2.62%
Advanced Micro Devices, Inc.	2.57%
MACOM Technology Solutions Holdings, Inc.	2.50%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.

Material Fund Change Risks Change [Text Block]	The Fund added active trading risk to its principal risks to reflect that active trading of portfolio securities may result in added expenses, a lower return and increased tax liability.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000120718 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R6
Trading Symbol	IFUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R6)	$66	0.59%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 23.03%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R6)	23.03%	9.52%	8.76%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000029688 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R5
Trading Symbol	FSIUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R5)	$74	0.66%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 22.98%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R5)	22.98%	9.44%	8.67%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000000369 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Investor Class
Trading Symbol	FSTUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Investor Class)	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Investor Class shares of the Fund returned 22.63%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Investor Class)	22.63%	9.14%	8.36%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000071335 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class Y
Trading Symbol	IAUYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class Y)	$75	0.67%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 22.98%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class Y)	22.98%	9.41%	8.63%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000217956 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class R
Trading Symbol	IRTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class R)	$130	1.17%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 22.32%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class R)	22.32%	8.86%	8.09%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Apr. 17, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000000368 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class C
Trading Symbol	IUTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class C)	$185	1.67%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.67%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 21.73%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class C) —including sales charge	20.73%	8.32%	7.71%
Invesco Dividend Income Fund (Class C) —excluding sales charge	21.73%	8.32%	7.71%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000000366 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Dividend Income Fund
Class Name	Class A
Trading Symbol	IAUTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Dividend Income Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Dividend Income Fund (Class A)	$101	0.91%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US large-cap dividend-paying stocks benefited from falling interest rates, strong cash generation, and sector leadership from energy and financials, delivering attractive absolute returns. However, relative performance was capped by limited exposure to artificial intelligence (AI)-driven growth, margin pressures in defensive sectors and headwinds in rate-sensitive sectors, resulting in modest underperformance versus the broader US equity market. The Fund delivered a positive absolute return but underperformed the Russell 1000® Value Index (the "Benchmark") largely due to stock selection in the information technology and communication services sectors. These results were partially offset by strong stock selection in the financials and health care sectors.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 22.68%. For the same time period, the Benchmark returned 29.25%.
What contributed to performance?
Lam Research Corp.  | Lam Research is a leading global supplier of wafer fabrication equipment and services for the semiconductor industry. The company’s positive performance was driven by AI-led World Federation of Exchanges demand, sustained earnings upside, margin expansion and recurring-services growth; these elements significantly boosted visibility, durability and investor confidence. The stock benefited from cyclical recovery and a growing view that Lam is a core beneficiary of a multi-year AI-driven semiconductor equipment upcycle, supporting both its strong fundamentals and valuation expansion.
Johnson & Johnson | Johnson & Johnson is an American multinational pharmaceutical, biotechnology, and medical technologies corporation. The company’s positive performance was driven by pharmaceutical-led revenue growth, a MedTech recovery, reduced litigation uncertainty and consistent earnings and dividend growth. In combination with its defensive characteristics and improved strategic focus following Kenvue Inc.'s separation from the company, Johnson & Johnson benefited from both fundamental strength and valuation normalization, producing solid absolute returns during the period.
What detracted from performance?
Abbott Laboratories | Abbott Laboratories is an American multinational medical device and health care company. The company’s negative performance was driven by unexpected weaknesses in nutrition, persistent diagnostics headwinds, margin compression, acquisition-related dilution concerns and valuation de-rating within the healthcare sector. While medical devices remained a strength, the loss of earnings predictability in historically stable segments and elevated execution risk outweighed long-term strategic positives during the period.
Salesforce, Inc. | Salesforce is an American cloud-based software company. The company’s negative performance was driven by growth deceleration relative to expectations, delayed AI monetization, heightened competitive and disruption fears, and a sector-wide valuation reset in enterprise software. While fundamentals remained solid and cash generation strong, multiple contraction and sentimental headwinds outweighed operating progress, resulting in negative performance over the period. The Fund sold the stock during the period.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Dividend Income Fund (Class A) —including sales charge	15.89%	7.92%	7.75%
Invesco Dividend Income Fund (Class A) —excluding sales charge	22.68%	9.14%	8.37%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 3,776,989,059
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 19,503,183
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$3,776,989,059
Total number of portfolio holdings	76
Total advisory fees paid	$19,503,183
Portfolio turnover rate	38%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
JPMorgan Chase & Co.	3.91%
Bank of America Corp.	2.93%
Chevron Corp.	2.81%
Johnson & Johnson	2.71%
Parker-Hannifin Corp.	2.50%
Lowe's Cos., Inc.	2.48%
Philip Morris International, Inc.	2.04%
Linde PLC	2.03%
Walmart, Inc.	2.00%
Eaton Corp. PLC	1.94%
* Excluding money market fund holdings, if any.

C000084479 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class A
Trading Symbol	ACSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class A)	$89	0.78%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.78%	[5]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 27.71%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class A) —including sales charge	20.69%	11.32%	11.90%
Invesco Comstock Fund (Class A) —excluding sales charge	27.71%	12.59%	12.53%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000084481 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class C
Trading Symbol	ACSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class C)	$172	1.52%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 172
Expense Ratio, Percent	1.52%	[6]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 26.79%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class C) —including sales charge	25.79%	11.77%	11.87%
Invesco Comstock Fund (Class C) —excluding sales charge	26.79%	11.77%	11.87%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000084484 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R
Trading Symbol	ACSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R)	$117	1.03%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.03%	[7]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 27.42%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R)	27.42%	12.31%	12.25%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000084482 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class Y
Trading Symbol	ACSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class Y)	$60	0.53%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.53%	[8]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 28.05%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class Y)	28.05%	12.87%	12.82%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000084483 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R5
Trading Symbol	ACSHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R5)	$56	0.49%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.49%	[9]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 28.14%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R5)	28.14%	12.92%	12.88%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000120720 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Fund
Class Name	Class R6
Trading Symbol	ICSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Fund (Class R6)	$48	0.42%†
†	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.42%	[10]
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, increased volatility in US equity markets were driven by geopolitical tensions, elevated energy prices effects on inflation and the policy outlook. That said, equity markets rebounded in early 2026, reaching new highs led by information technology (IT)– and artificial intelligence (AI)–related investments, supported by solid corporate earnings and economic growth. Despite concerns over expenditures in AI-related opportunities, the theme continued to fuel capital spending and earnings growth.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 28.20%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund underperformed the Benchmark primarily due to stock selection in the IT, consumer staples and materials sectors. Stock selection in the financials, energy and industrials sectors contributed to relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. Citigroup Inc., Citizens Financial Group, Inc. and State Street Corp. were top contributors. Citigroup and Citizens Financial benefited from improving profitability and improving sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in industrials | Industrials contributed to relative performance, led by strong selection in transportation and machinery holdings. FedEx Corp. and Caterpillar Inc. were the two top contributors, benefiting from resilient end market demand and pricing discipline, and consistent execution across core business segments. FedEx outperformed due to early signs of margin improvement.
Stock selection in energy | In energy, Suncor Energy Inc., Tenaris SA and Chevron Corp. were key relative contributors. Suncor Energy's performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
What detracted from performance?
Stock selection in IT | In IT, Microsoft Corp., NXP Semiconductors N.V. and Intel Corp. underperformed amid elevated expectations and near term demand concerns; therefore, detracted relative to their respective software and semiconductor peers and versus the Benchmark. The largest relative detractor was not owning Micron Technology, Inc. as the stock outperformed the sector and the Benchmark.
Stock selection in consumer staples | In consumer staples, stock selection in household and personal products was a large relative detractor. Kimberly-Clark Corporation and The Clorox Company underperformed amid volume pressure, cost inflation and limited pricing flexibility, resulting in a meaningful drag on relative returns. Keurig Dr Pepper, Inc. detracted from relative performance after posting double-digit negative returns. We exited our positions in Kimberly-Clark and Keurig during the period.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Fund (Class R6)	28.20%	13.00%	12.97%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 14,357,412,153
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 47,506,846
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$14,357,412,153
Total number of portfolio holdings	87
Total advisory fees paid	$47,506,846
Portfolio turnover rate	31%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Alphabet, Inc., Class A	4.08%
Bank of America Corp.	3.38%
CVS Health Corp.	2.55%
Microsoft Corp.	2.46%
Cisco Systems, Inc.	2.40%
Wells Fargo & Co.	2.29%
Chevron Corp.	2.15%
Merck & Co., Inc.	1.94%
State Street Corp.	1.90%
FedEx Corp.	1.89%
* Excluding money market fund holdings, if any.

C000177891 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R6
Trading Symbol	SMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R6)	$89	0.68%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 62.59%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R6)	62.59%	19.47%	17.36%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Feb. 07, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,759,293,136
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 49,549,672
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.

C000084498 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class Y
Trading Symbol	VSMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class Y)	$105	0.80%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 62.41%. or the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class Y)	62.41%	19.31%	17.23%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,759,293,136
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 49,549,672
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.

C000217957 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class R
Trading Symbol	VSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class R)	$170	1.30%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 61.58%. For the same time the Benchmark returned 46.34%. The Fund outperformed the Russell 2000® Value Index (the "Benchmark") primarily due to an overweight position and strong stock selection in IT, the largest contributor to absolute performance. Selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from the relative return. The Fund's cash holding, while just 3% on average, also detracted in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class R)	61.58%	18.71%	16.63%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Apr. 17, 2020
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,759,293,136
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 49,549,672
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.

C000084497 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class C
Trading Symbol	VSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class C)	$235	1.80%

Expenses Paid, Amount	$ 235
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 60.78%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class C) —including sales charge	59.78%	18.13%	16.26%
Invesco Small Cap Value Fund (Class C) —excluding sales charge	60.78%	18.13%	16.26%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,759,293,136
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 49,549,672
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.

C000084495 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Small Cap Value Fund
Class Name	Class A
Trading Symbol	VSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Small Cap Value Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Small Cap Value Fund (Class A)	$138	1.05%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 61.95%. For the same time the Russell 2000® Value Index (the "Benchmark") returned 46.34%. The Fund outperformed the Benchmark primarily due to an overweight position and strong stock selection in IT, which was also the largest contributor to the Fund's absolute performance. Stock selection and an overweight position in materials and the Fund's avoidance of the real estate sector contributed to relative results. Conversely, stock selection in health care detracted most from the Fund's relative and absolute returns and an overweight position in energy detracted from relative return. The Fund's cash holding, while just 3% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
MKS, Inc. | MKS supplies advanced instruments, subsystems and process‑control solutions for semiconductor manufacturing and other industrial uses. Demand has been strong, supported by higher capital spending tied to AI and advanced computing infrastructure.
What detracted from performance?
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Molina Healthcare, Inc. | Molina Healthcare, a health insurer, faced headwinds from rising medical costs and reduction in participants due to Medicaid redeterminations during the period. The July 2025 passage of the “One Big Beautiful Bill Act” further pressured the stock, given approximately $1 trillion in potential cuts to Medicaid. We sold the position during the period.
QuidelOrtho Corp. | QuidelOrtho is a global diagnostics firm that manufactures and markets rapid tests, lab-based diagnostics, and blood screening solutions for infectious diseases and other health conditions. Fears around the impact of tariffs on their product costs as well as uncertainty over potential Chinese reimbursement changes caused a decline in the stock during the fiscal year.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Small Cap Value Fund (Class A) —including sales charge	53.03%	17.67%	16.28%
Invesco Small Cap Value Fund (Class A) —excluding sales charge	61.95%	19.01%	16.93%
Russell 2000® Value Index	46.34%	7.33%	10.39%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 10,759,293,136
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 49,549,672
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$10,759,293,136
Total number of portfolio holdings	110
Total advisory fees paid	$49,549,672
Portfolio turnover rate	79%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.13%
MKS, Inc.	3.03%
Rambus, Inc.	2.99%
Entegris, Inc.	2.61%
Globe Life, Inc.	2.03%
Allegro MicroSystems, Inc.	2.00%
Western Alliance Bancorporation	1.97%
Element Solutions, Inc.	1.94%
Ovintiv, Inc.	1.81%
Melexis N.V.	1.79%
* Excluding money market fund holdings, if any.

C000084507 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class A
Trading Symbol	VVOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class A)	$126	1.00%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 52.67%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class A) —including sales charge	44.30%	16.57%	14.93%
Invesco Value Opportunities Fund (Class A) —excluding sales charge	52.67%	17.90%	15.58%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000084509 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class C
Trading Symbol	VVOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class C)	$220	1.75%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 51.55%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class C) —including sales charge	50.46%	17.02%	14.93%
Invesco Value Opportunities Fund (Class C) —excluding sales charge	51.55%	17.02%	14.93%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000095989 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R
Trading Symbol	VVORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R)	$158	1.25%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 52.27%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R)	52.27%	17.61%	15.30%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000084510 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class Y
Trading Symbol	VVOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class Y)	$95	0.75%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 53.04%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class Y)	53.04%	18.19%	15.88%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000095990 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R5
Trading Symbol	VVONX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R5)	$91	0.72%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 53.08%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R5)	53.08%	18.25%	15.99%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000188946 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Value Opportunities Fund
Class Name	Class R6
Trading Symbol	VVOSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Value Opportunities Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Value Opportunities Fund (Class R6)	$82	0.65%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices, and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT) and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth, and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 53.18%. For the same time the Russell Midcap® Value Index (the "Benchmark") returned 29.76%. The Fund outperformed the Benchmark primarily due to strong stock selection in the industrials and IT sectors. These sectors were also the largest contributors to absolute performance. Stock selection in materials, and a lack of exposure to real estate also aided relative returns. Conversely, stock selection in health care detracted the most from the Fund's relative and absolute return and stock selection in financials also detracted from the Fund's relative return. The Fund's cash holding, while approximately 4% on average, also detracted from returns in the strong market environment.
What contributed to performance?
Coherent Corp. | Coherent is a laser company that develops and manufactures optoelectronic components and devices. Its optical transceivers are key enablers for networking of AI servers. The company reported strong earnings and revenue growth, driven primarily by sustained demand from its AI‑related data center and communications markets.
Lumentum Holdings, Inc. | Shares of Lumentum Holdings, a market-leading designer and manufacturer of innovative optical and photonic products, rose in the first quarter of 2026 amid investor enthusiasm for its AI-driven growth potential, particularly for its advanced technology products used in data center applications.
AppLovin Corp. | AppLovin is a mobile technology firm that provides developers with tools to market, monetize, analyze and publish their apps. The company reported a strong increase in revenues, along with better-than-expected earnings and also announced its entry into the e-commerce market, which we believe may be another avenue for growth.
What detracted from performance?
Centene Corp. | Centene is a leading provider of both Medicaid and Affordable Care Act insurance coverage. Centene’s stock dropped sharply after the company pulled its 2025 earnings guidance due to lower growth in the health care exchange market and rising medical costs. The passage of the “One Big Beautiful Bill Act” put further pressure on shares, given the approximately $1 trillion in potential cuts to Medicaid.
Globant S.A. | Globant is a digital services and technology consulting firm that helps companies transform through innovation, design and software engineering. Shares declined sharply amid concerns about the long-term effect of AI on digital consulting and management’s more cautious forward guidance. We sold this position during the period.
Fidelity National Information Services, Inc. | Fidelity National Information Services, known as FIS, is a leading provider of technology solutions for merchants, banks and capital markets firms. The stock declined as FIS faced a number of headwinds, including tough year‑over‑year earnings comparisons in its capital markets segment, issues related to its sale of payment processing firm Worldpay, and short‑term profit margin dilution from a recent acquisition.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Value Opportunities Fund (Class R6)	53.18%	18.33%	16.00%
Russell Midcap® Value Index	29.76%	8.50%	10.32%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	Apr. 04, 2017
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 8,439,370,604
Holdings Count | Holding	80
Advisory Fees Paid, Amount	$ 35,259,137
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$8,439,370,604
Total number of portfolio holdings	80
Total advisory fees paid	$35,259,137
Portfolio turnover rate	86%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Coherent Corp.	4.08%
Marvell Technology, Inc.	3.15%
MKS, Inc.	2.97%
Rambus, Inc.	2.93%
STMicroelectronics N.V., New York Shares	2.88%
Entegris, Inc.	2.54%
Rentokil Initial PLC	2.50%
Vertiv Holdings Co., Class A	2.24%
NRG Energy, Inc.	2.24%
Cenovus Energy, Inc.	2.02%
* Excluding money market fund holdings, if any.

C000209139 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R6
Trading Symbol	OGMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R6)	$83	0.59%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 80.12%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R6)	80.12%	19.31%	15.63%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209138 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R5
Trading Symbol	IOGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R5)	$92	0.66%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 79.99%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R5)	79.99%	19.23%	15.43%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209137 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class Y
Trading Symbol	OGMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class Y)	$98	0.70%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 79.89%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class Y)	79.89%	19.14%	15.44%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209136 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class R
Trading Symbol	OGMNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class R)	$167	1.20%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 78.94%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class R)	78.94%	18.55%	14.86%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209135 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class C
Trading Symbol	OGMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class C)	$236	1.70%

Expenses Paid, Amount	$ 236
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 78.08%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class C) —including sales charge	77.08%	17.95%	14.47%
Invesco Gold & Special Minerals Fund (Class C) —excluding sales charge	78.08%	17.95%	14.47%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209140 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Gold & Special Minerals Fund
Class Name	Class A
Trading Symbol	OPGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Gold & Special Minerals Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Gold & Special Minerals Fund (Class A)	$131	0.94%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, gold advanced to $4,642/oz (+43.32%) amid heightened geopolitical risk and tariff-related uncertainty. Gold and precious metals mining equities outperformed bullion and returned 93.36% over the period. While operating costs increased, the sector continued to prioritize financial discipline, demonstrating improved balance sheet strength and cost control relative to the COVID era, supporting earnings resilience and continued operating-margin expansion. Silver earnings growth, which led earlier in the year, subsequently moderated and was broadly in line with gold. Primary drivers for gold demand included sustained foreign central bank purchases, sizeable fiscal deficits across the US and other developed markets, and interest-rate cuts against a backdrop of moderating US growth.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 79.44%. For the same time period, the Philadelphia Gold & Silver Index (the “Benchmark”) returned 93.36%. Effective June 30, 2025, the investment process evolved. The Fund strategy continued to seek capital appreciation at a reasonable price, with a focus on quality of management and an active approach with off-Benchmark positions and use of options. Where the Fund strategy evolved, however, was in the use of systematic tools to evaluate company fundamentals using a systematic and proprietary process. For options, the focus shifted to index options instead of single stock options. During the period, the Fund sought to take advantage of favorable market conditions to offload smaller equity positions over the period and overall retained a beta of less than one, consistent with past experience.
What contributed to performance?
OceanaGold Corp. | OceanaGold is a Canada-based gold and copper producer. The company reported record revenue, profit, and cash flow during the fiscal year driven by surging gold prices, higher production, and a shift to higher‑grade underground mining, and shares rallied in response. The Fund benefited from holding this non-Benchmark name, which contributed to active return.
Newmont Corp. | Newmont is the world’s largest gold producer, based in the US. The company delivered strong performance during the fiscal year, driven by higher gold prices, proceeds from divesting non‑core assets, the ramp‑up of Ahafo North, and cost reductions, resulting in record earnings and free cash flow. This security was held at an overweight relative to the Benchmark, which added to relative performance.
What detracted from performance?
Barrick Mining Corp. | Barrick is one of the world’s largest gold producers, with operations globally. Shares rose during the fiscal year, driven by higher gold prices, delivery on production targets, and strong cash generation with capital returned through dividends and buybacks. The Fund held an underweight position, which detracted from active performance.
Coeur Mining, Inc. | Coeur Mining is a US-based precious metals producer. The company delivered strong share price performance during the fiscal year, driven by higher gold and silver prices and production growth from the Rochester expansion and Las Chispas integration. However, the position detracted from relative performance as it was held at an underweight.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Gold & Special Minerals Fund (Class A) —including sales charge	69.57%	17.51%	14.51%
Invesco Gold & Special Minerals Fund (Class A) —excluding sales charge	79.44%	18.84%	15.16%
Philadelphia Gold & Silver Index	93.36%	22.37%	15.91%
MSCI ACWI ex USA® Index (Net)	32.20%	8.38%	9.10%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 4,194,191,589
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 19,574,388
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$4,194,191,589
Total number of portfolio holdings	88
Total advisory fees paid	$19,574,388
Portfolio turnover rate	74%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.
Industry allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
Newmont Corp.	12.52%
Agnico Eagle Mines Ltd.	10.12%
Barrick Mining Corp.	4.70%
Kinross Gold Corp.	4.63%
Franco-Nevada Corp.	4.55%
Wheaton Precious Metals Corp.	4.49%
Gold Fields Ltd., ADR	3.55%
Zijin Mining Group Co. Ltd., H Shares	3.10%
Pan American Silver Corp.	3.06%
AngloGold Ashanti PLC	3.01%
* Excluding money market fund holdings, if any.

Material Fund Change [Text Block]
How Has The Fund Changed Over The Past Year?
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Strategies [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Material Fund Change Risks Change [Text Block]
The Fund modified its principal investment strategies and principal risks to reflect that the Fund may invest in equity-linked notes ("ELNs"), which are susceptible to the risks of their underlying securities or index, and which could include management risk, market risk and, as applicable, foreign securities and currency risks. ELNs are also subject to certain debt securities risks, such as interest rate and credit risks. Additionally, the trading market for certain ELNs may be less liquid than traditional investments and the Fund may not be able to sell ELNs at a desirable time or price.
The Fund also modified its principal investment strategies and principal risks to reflect that the Fund may utilize systematic strategies to evaluate companies for potential investment. Systematic strategies are based upon factors that measure securities relative to each other and may be highly reliant on data from third parties and other external sources. Any errors in the factors, or data on which measurements of those factors are based, could adversely affect the use of systematic strategies.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund's prospectus, which is available at invesco.com/reports or upon request at (800) 959-4246.

Updated Prospectus Phone Number	(800) 959-4246
Updated Prospectus Web Address	invesco.com/reports
C000209146 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class A
Trading Symbol	CGRWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class A)	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class A shares of the Fund, excluding sales charge, returned 28.56%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class A) —including sales charge	21.49%	10.54%	11.30%
Invesco Comstock Select Fund (Class A) —excluding sales charge	28.56%	11.80%	11.94%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

C000209141 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class C
Trading Symbol	CGRCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class C)	$191	1.68%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class C shares of the Fund, excluding sales charge, returned 27.59%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class C) —including sales charge	26.59%	10.94%	11.26%
Invesco Comstock Select Fund (Class C) —excluding sales charge	27.59%	10.94%	11.26%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

C000209142 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R
Trading Symbol	CGRNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R)	$135	1.18%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R shares of the Fund returned 28.21%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R)	28.21%	11.50%	11.65%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

C000209144 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class Y
Trading Symbol	CGRYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class Y)	$78	0.68%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class Y shares of the Fund returned 28.88%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class Y)	28.88%	12.06%	12.21%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

C000209145 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R5
Trading Symbol	IOVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R5)	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R5 shares of the Fund returned 29.01%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R5)	29.01%	12.18%	12.21%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

Performance Inception Date	May 24, 2019
No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

C000209143 [Member]
Shareholder Report [Line Items]
Fund Name	Invesco Comstock Select Fund
Class Name	Class R6
Trading Symbol	OGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Invesco Comstock Select Fund (the “Fund”) for the period May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at invesco.com/reports. You can also request this information by contacting us at (800) 959-4246.
Additional Information Phone Number	(800) 959-4246
Additional Information Website	invesco.com/reports
Expenses [Text Block]
What Were The Fund Costs For The Last Year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Invesco Comstock Select Fund (Class R6)	$68	0.59%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How Did The Fund Perform During The Period?
• During the fiscal year ended April 30, 2026, US equity markets experienced periods of volatility driven by geopolitical tensions, elevated energy prices and uncertainty around inflation and the policy outlook. Despite these crosscurrents, markets proved resilient, with a sharp rebound in early 2026 with equities reaching new highs. Strength was led by information technology (IT)– and artificial intelligence (AI)–related investments, which remained the dominant market drivers, supported by solid corporate earnings and continued economic growth. While investors became more discerning around AI-related opportunities, the theme continued to fuel capital spending, earnings growth and market leadership.
• For the fiscal year ended April 30, 2026, Class R6 shares of the Fund returned 28.97%. For the same time period, the Russell 1000® Value Index (the “Benchmark”) returned 29.25%. The Fund performed in-line with the Benchmark primarily due to stock selection in the financials, energy and consumer staples sectors. Stock selection in the IT, communication services and materials sectors were key detractors from relative return.
What contributed to performance?
Stock selection in financials | In financials, relative performance was driven primarily by strong stock selection within banks and financial services. State Street Corp., Citigroup Inc. and Bank of America Corp. were top contributors. Citigroup contributed due to improving profitability and favorable investor sentiment toward diversified and regional banks, while State Street contributed as market appreciation lifted assets under custody and administration, supporting earnings momentum.
Stock selection in energy | In energy, Suncor Energy Inc., ConocoPhillips Corp. and Chevron Corp. were key contributors. Strong performance was supported by elevated commodity pricing, disciplined capital spending and improvements in free cash flow generation. The energy sector generally benefited from higher oil prices since the Iran conflict began.
Stock selection in consumer staples | In consumer staples, stock selection and the sector being underweight versus the Benchmark contributed to relative performance. In addition to not owning Philip Morris International Inc., having no exposure in some industries like food products, were large relative contributors.
What detracted from performance?
Stock selection in IT | In IT, Cognizant Technology Solutions Corp. and Microsoft Corp. were the largest detractors, along with having no exposure to semiconductor materials and equipment. Weak performance in the Fund's software holdings lagged the Benchmark peers amid elevated expectations and near term demand concerns. Not owning Micron Technology, Inc. was the largest relative detractor as the stock materially outperformed the sector and the Benchmark.
Stock selection in communication services | In communication services, Charter Communications, Inc. was a top detractor due to slowing broadband growth, increased competition and higher capital expenditures. Ongoing video subscriber losses and weaker advertising revenue further pressured performance. Also, not owning Alphabet Inc. Class C shares was a large detractor as it materially outperformed the sector and the Benchmark.
Stock selection in materials | In materials, the International Paper Company detracted from absolute and relative returns as weak demand, pricing pressure and margin compression drove poor stock performance. Also, not owning metals and mining companies was a large relative detractor.

Performance Past Does Not Indicate Future [Text]	The performance data quoted represents past performance and cannot guarantee future results; current performance may be lower or higher.
Line Graph [Table Text Block]	How Has The Fund Historically Performed? Growth of $10,000 Investment
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Invesco Comstock Select Fund (Class R6)	28.97%	12.17%	12.35%
Russell 1000® Value Index	29.25%	10.29%	11.22%
S&P 500® Index	31.05%	13.14%	15.26%

No Deduction of Taxes [Text Block]	Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares.
Updated Performance Information Location [Text Block]	Please visit invesco.com/performance for more recent performance information.
Net Assets	$ 832,687,878
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 3,977,748
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]	What Are Key Statistics About The Fund? (as of April 30, 2026)
Fund net assets	$832,687,878
Total number of portfolio holdings	34
Total advisory fees paid	$3,977,748
Portfolio turnover rate	67%

Holdings [Text Block]
What Comprised The Fund's Holdings?
(as of April 30, 2026)
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.
Sector allocation
(% of net assets)

Largest Holdings [Text Block]
Top ten holdings*
(% of net assets)
NXP Semiconductors N.V.	4.89%
UnitedHealth Group, Inc.	4.85%
State Street Corp.	4.73%
Alphabet, Inc., Class A	4.43%
FedEx Corp.	4.31%
CVS Health Corp.	4.18%
Huntington Bancshares, Inc.	3.90%
Anheuser-Busch InBev S.A./N.V.	3.86%
Fifth Third Bancorp	3.78%
Bank of America Corp.	3.72%
* Excluding money market fund holdings, if any.

[1]	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
[2]	Annualized.
[3]	For the period September 30, 2025 (commencement of operations) to April 30, 2026. Expenses for a full reporting period would be higher.
[4]	Annualized.
[5]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[6]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[7]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[8]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[9]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
[10]	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.